Fair Value Measurement	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurement
8.	Fair Value Measurement
The following tables present the Company’s fair value hierarchy for its derivative instruments and common and preferred stock warrant liabilities that are measured at fair value on a recurring basis:

	June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Contingent interest embedded derivative (classified within long-term debt, non-current)	$—	$—	$8,922	$8,922

Liabilities:
Warrant liability	$—	$—	$13,600	$13,600

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$—	$—	$4,007	$4,007

Contingent Interest Embedded Derivative
The contingent interest embedded derivative asset in the table above relates to a contingent interest feature of the FP Term Loan (Note 6), which is required to be bifurcated and is recorded at fair value. This embedded derivative asset is classified within Long-term debt, non-current,
on the Condensed Consolidated Balance Sheet at June 30, 2021 on a combined basis with the host debt as it is reflective of the overall cash flow for this instrument. Subsequent changes in fair value are recognized in Interest expense, which did not have a material impact on the Condensed Consolidated Statement of Operations for the six months ended June 30, 2021.
The significant quantitative elements associated with the Company’s Level 3 inputs impacting the fair value measurement of the contingent interest embedded derivative asset include the original principal amount and the contractual term of the FP Term Loan, risk-adjusted discount rate, expected future cash flows based on the 8.5% initial rate and 4% post-merger rate and a weighted probability factor for the completion of the merger.
Warrant Liabilities
The warrant liability in the tables above consisted of the fair value of warrants to purchase the Company’s common stock and preferred stock and was based on the significant inputs not observable in the market, which represent a Level 3 measurement within the fair value hierarchy. The Company’s valuation of the stock warrants utilized the Black-Scholes option-pricing model, which incorporates assumptions and estimates to value the stock warrants. Changes in the fair value of the stock warrants are recognized in Other income, net in the Condensed Consolidated Statements of Operations.
The quantitative elements associated with the Company’s Level 3 inputs impacting the fair value measurement of the stock warrant liability include the fair value per share of the Company’s common stock, the remaining contractual term of the warrants, risk-free interest rate, expected dividend yield and expected volatility of the price of the Company’s common stock. The Company determines the fair value per share of the Company’s common and preferred stock with assistance from third-party valuations and considers additional factors that the Company deems relevant. The risk-free interest rate is based on a treasury instrument for

which the term is consistent with the expected life of the warrants. As there was no public market for the Company’s common and preferred stock, the Company determined the expected volatility for warrants granted based on an analysis of reported data for a peer group of companies.
The following tables present the Company’s fair value hierarchy for its warrants classified as equity that are measured at fair value on a nonrecurring basis:

	June 30, 2021
	Level 1	Level 2	Level 3	Total
Equity:
Warrants	$—	$—	$970	$970

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Equity:
Warrants	$—	$—	$970	$970

The table below quantifies the most significant inputs used for the warrants:

	June 30, 2021	December 31, 2020

Fair value of the Company’s common stock	$14.61	$4.19
Risk-free interest rate	0.13%	0.13%
Expected volatility factor	68.3%	68.4%
Remaining contractual term (in years)	4.2	4.7

The following table provides a roll-forward of the aggregate fair values of the warrant liability for the six months ended June 30, 2021 as determined by Level 3 inputs:

Fair value at December 31, 2020	$4,007
Issuance of warrants	308
Exercise of warrants	(891)
Change in fair value	10,176

Fair value at June 30, 2021	$13,600
During the six months

ended June 30, 2021, the Company issued 32,412 warrants to SVB with an exercise price of $1.60. The warrants allow the holder to acquire the Company’s common stock.
Certain holders of Series C preferred stock exercised their warrants to purchase 86,129 shares of common stock at a nominal amount during the six months ended June 30, 2021.
Based on the recent rounds of debt financing during the six months ended June 30, 2021 and the year ended December 31, 2020 and the terms of those debt agreements, current market conditions and the Company’s financial condition, the carrying amounts for Long-term debt and Convertible notes payable approximate fair value. The carrying amounts reported on the Condensed Consolidated Balance Sheets of other assets and liabilities which are considered to be financial instruments approximate fair value based on their short-term nature and current market indicators.

9.	Fair Value Measurement
The following tables present the Company’s fair value hierarchy for its common and preferred stock warrant liabilities (Note 12) that are measured at fair value on a recurring basis:

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$—	$—	$4,007	$4,007

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$—	$—	$197	$197

The warrant liability in the tables above consisted of the fair value of warrants to purchase the Company’s common stock and preferred stock and was based on the significant inputs not observable in the market, which represent a Level 3 measurement within the fair value hierarchy.
The Company’s valuation of the stock warrants utilized the Black-Scholes option-pricing model, which incorporates assumptions and estimates to value the stock warrants. Changes in the fair value of the stock warrants are recognized in Other income, net in the Consolidated Statements of Operations.
The quantitative elements associated with the Company’s Level 3 inputs impacting the fair value measurement of the stock warrant liability include the fair value per share of the Company’s common stock, the remaining contractual term of the warrants, risk-free interest rate, expected dividend yield and expected volatility of the price of the Company’s common stock. The Company determines the fair value per share of the Company’s common and preferred stock with assistance from third-party valuations and considers additional factors that the Company deems relevant. The risk-free interest rate is based on a treasury instrument for which the term is consistent with the expected life of the warrants. As there was no public market for the Company’s common and preferred stock, the Company determined the expected volatility for warrants granted based on an analysis of reported data for a peer group of companies.
The following tables present the Company’s fair value hierarchy for its warrants classified as equity (Note 12) that are measured at fair value on a nonrecurring basis:

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Equity:
Warrants	$—	$—	$970	$970

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Equity:
Warrants	$—	$—	$428	$428

The table below quantifies the most significant inputs used for the warrants:

	December 31,
	2020	2019
Fair value of the Company’s common stock	$4.19	$3.57
Risk-free interest rate	0.13%	1.81%
Expected volatility factor	68.4%	45.0%
Remaining contractual term (in years)	4.7	3.0
The following table provides a roll-forward of the aggregate fair values of the warrant liability as determined by Level 3 inputs:

Fair value at December 31, 2018	$197
Change in fair value	—

Fair value at December 31, 2019	197
Issuance of warrants	3,612
Change in fair value	198

Fair value at December 31, 2020	$4,007

Based on the recent rounds of debt financing during the years ended December 31, 2020 and 2019 and the terms of those debt agreements, current market conditions and the Company’s financial condition, the carrying amounts for Long-term debt and Convertible notes payable approximate fair value. The carrying amounts reported on the Consolidated Balance Sheets of other assets and liabilities which are considered to be financial instruments approximate fair value based on their short-term nature and current market indicators.